Subsequent Events (Details) - Subsequent Events [Member] - $ / shares		1 Months Ended
	Jun. 01, 2023	May 23, 2023
Subsequent Events (Details) [Line Items]
Stock options granted		1,832
Options exercisable per share (in Dollars per share)		$ 10.5
Subsequent events, description	On June 1, 2023, 7,337 shares were issued in respect of RSU’s that had been fully vested.
Consultants [Member]
Subsequent Events (Details) [Line Items]
Shares issued		7,166
Investor [Member]
Subsequent Events (Details) [Line Items]
Shares issued		44,817